CONDENSED CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Line Items]
Total revenues		¥ 16,828	¥ 15,798
Cost of revenues		(9,333)	(8,807)
Gross profit		7,495	6,991
Selling and marketing expenses		(507)	(415)
General and administrative expenses		(1,999)	(1,884)
Total operating expenses		(2,506)	(2,299)
Interest income		475	551
Other gains, net		218	2,571
Operating profit		5,682	7,814
Share of net profit of investments accounted for using equity method		30	39
Finance costs		(51)	(37)
Profit before income tax		5,661	7,816
Income tax expense		(971)	(961)
Profit for the period		4,690	6,855
Attributable to:
Equity holders of the Company		4,562	6,700
Non-controlling interests		128	155
Profit for the period		¥ 4,690	¥ 6,855
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic		¥ 1.47	¥ 2.19
Diluted		1.46	2.16
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic		2.94	4.38
Diluted		¥ 2.91	¥ 4.32
Music related services [Member]
Income Statement [Line Items]
Total revenues	[1]	¥ 14,119	¥ 12,658
Social entertainment services and others [Member]
Income Statement [Line Items]
Total revenues		¥ 2,709	¥ 3,140

[1]	Starting from the first quarter of 2026, “online music services” has been renamed to “music related services” to better reflect the nature of the businesses, including long-form audio. Such change does not affect the amounts of historical revenue or its accounting treatment.